Annual Fund Operating Expenses - AST Dimensional Global Core Allocation Portfolio - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.68%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	1.74%
Acquired Fund Fees and Expenses	0.23%
= Total Annual Portfolio Operating Expenses	2.90%
-Fee Waiver and/or Expense Reimbursement	(2.04%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%	[1]

[1]	The Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser until June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser) (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.86% of the Portfolio’s average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.